INCOME TAX - Tax credits (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 COP ($)
INCOME TAX
Base	$ 190,300
Deferred tax recognized asset	65,542
Renting Colombia S.A.S.
INCOME TAX
Base	53,170
Deferred tax recognized asset	17,546
Nequi S.A. Compania de Financiamiento
INCOME TAX
Base	122,988
Deferred tax recognized asset	43,046
Wompi S.A.S
INCOME TAX
Base	14,142
Deferred tax recognized asset	$ 4,950